OTHER TAX RECEIVABLE	12 Months Ended
Dec. 31, 2024
OTHER TAX RECEIVABLE
OTHER TAX RECEIVABLE
6. OTHER TAX RECEIVABLES

Accounting Policy:

Tax assets are measured at cost and primarily consist of (i) tax effects that are recognized when the asset is sold to a third party or recovered through amortization over the remaining economic life of the asset; and (ii) tax receivables that are expected to be recovered as refunds from tax authorities or as a reduction for future tax liabilities.

	12/31/2024	12/31/2023
COFINS	551,156	487,160
PIS	114,956	110,904
Tax credits	35,177	33,639
ICMS	1,105,839	924,180
ICMS - CIAP	289,615	189,813
Other	123,946	132,863
	2,220,689	1,878,559

Current	886,136	745,856
Non-current	1,334,553	1,132,703
Total	2,220,689	1,878,559